Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Computation of Basic and Diluted Earning Per Ordinary Share

The following table sets forth the computation of basic and diluted earnings per outstanding ordinary share:

	Year Ended December 31,
	2013	2014	2015
Numerator:
Net income	$63,714	$54,434	$48,926
Less net income attribute to non-controlling interest	—	(8)	(35)
Redeemable non-controlling interest	—	(534)	(1,925)
Net income available to ordinary shareholders – basic	$63,714	$53,892	$46,966

Net income available to ordinary shareholders – diluted	$63,714	$53,892	$46,966

Denominator:
Weighted-average ordinary shares outstanding – basic	54,208,065	52,219,176	51,979,048
Potential ordinary shares	502,639	372,259	826,170

Weighted-average ordinary shares outstanding – diluted	54,710,704	52,591,435	52,805,218

Earnings per share attributable to AVG Technologies N.V. ordinary shareholders – basic	$1.18	$1.03	$0.90
Earnings per share attributable to AVG Technologies N.V. ordinary shareholders – diluted	$1.16	$1.02	$0.89

Antidilutive Securities Excluded from Computation of Earning Per Share

The following securities that could potentially dilute basic earnings per share in the future have been excluded from the above computation of earnings per share as their inclusion would have been anti-dilutive.

	Year Ended December 31,
	2013	2014	2015
Market restricted stock units	26,630	100,000	100,000
Options to purchase ordinary shares	1,235,448	1,675,499	860,324

Anti-dilutive shares	1,262,078	1,775,499	960,324